Commitments	12 Months Ended
Dec. 31, 2020
Commitments [Abstract]
Commitments

30. Commitments

The Group had the following purchase commitments at the end of the reporting period which are not yet reflected in the financial statements.

	December 31, 2020	December 31, 2019
	RMB’000	RMB’000
Intangible assets	25,025	6,160
Music education equipment	1,028	8,043
	26,053	14,203